Property, plant and equipment (Tables)	12 Months Ended
Jun. 30, 2026
Text block [Abstract]
Summary of Property, Plant and Equipment
11.
Property, plant and equipment

	Land and buildings	Plant and equipment	Other mineral assets	Assets under construction	Exploration and evaluation	Total
	US$M	US$M	US$M	US$M	US$M	US$M
Net book value – 30 June 2026
At the beginning of the financial year	7,411	36,553	12,237	20,046	210	76,457
Additions[1]	87	2,265	1,129	9,215	61	12,757
Remeasurements of index-linked freight contracts[2]	–	340	–	–	–	340
Depreciation for the year	(581)	(5,130)	(349)	–	–	(6,060)
Net impairments for the year[3]	–	(99)	–	(2,300)	–	(2,399)
Disposals	(5)	(4)	–	(2)	–	(11)
Divestment of subsidiaries and operations	(5)	(144)	(162)	(7)	–	(318)
Transfers and other movements	926	6,285	(562)	(7,318)	(51)	(720)
At the end of the financial year[4]	7,833	40,066	12,293	19,634	220	80,046
– Cost	16,607	101,437	20,756	23,890	230	162,920
– Accumulated depreciation and impairments	(8,774)	(61,371)	(8,463)	(4,256)	(10)	(82,874)
Net book value – 30 June 2025
At the beginning of the financial year	7,565	34,504	12,227	17,097	236	71,629
Additions[1]	28	1,653	1,066	8,703	50	11,500
Remeasurements of index-linked freight contracts[2]	–	(210)	–	–	–	(210)
Depreciation for the year	(578)	(4,441)	(410)	–	–	(5,429)
Net impairments for the year[3]	(7)	(76)	(23)	–	–	(106)
Disposals	(1)	(19)	–	–	–	(20)
Divestment of subsidiaries and operations	–	(1)	(42)	–	–	(43)
Transfers and other movements	404	5,143	(581)	(5,754)	(76)	(864)
At the end of the financial year[4]	7,411	36,553	12,237	20,046	210	76,457
– Cost	15,617	93,385	20,359	22,002	223	151,586
– Accumulated depreciation and impairments	(8,206)	(56,832)	(8,122)	(1,956)	(13)	(75,129)

1.
Includes change in estimates and net foreign exchange gains/(losses) related to the closure and rehabilitation provisions for operating sites. Refer to note 15 'Closure and rehabilitation provisions'.
2.
Relates to remeasurements of index-linked freight contracts including continuous voyage charters (CVCs). Refer to note 22 'Leases'.
3.
Refer to note 13 'Impairment of non-current assets' for information on impairments.
4.
Includes the carrying value of the Group’s right-of-use assets relating to land and buildings and plant and equipment of US$3,030 million (2025: US$2,653 million). Refer to note 22 'Leases' for the movement of the right-of-use assets.

Summary of Principal Depreciation Methods and Rates Applied to Major Asset Categories

The table below summarises the principal depreciation methods and rates applied to major asset categories by the Group.
Asset category	Plant and equipment
Buildings – Mine related property	UoP based upon reserves, otherwise SL over 25-50 years
Plant and equipment	UoP based upon reserves, otherwise SL over 3-30 years
Mineral rights	UoP based upon reserves
Capitalised exploration, evaluation and development expenditure	UoP based upon reserves